FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
4.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The carrying values of the Company’s financial instruments are comprised of the following:

Financial Instrument	Category	December 31, 2022	December 31, 2021
Cash and cash equivalents	Amortized cost	$40,602	$40,313
Marketable securities	FVTPL	$2,494	$5,092
Receivables	Amortized cost	$35	$56
Deposits	Amortized cost	$2,128	$2,208
Contingent consideration receivable	FVTPL	$—	$—
Accounts payable	Amortized cost	$10,209	$10,950
Other liabilities	Amortized cost	$2,497	$—

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

Level 3 – Inputs that are not based on observable market data.

4.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (continued)

The carrying values of the Company’s marketable securities, except for warrants, are measured using Level 1 inputs.  Warrants within marketable securities (Note 10) and contingent consideration receivable (Note 9) are measured using Level 3 inputs.

The Company’s risk exposure and the impact on the Company’s financial instruments are summarized below:

Credit risk

Credit losses are measured using a present value and probability-weighted model that considers all reasonable and supportable information available without undue cost or effort along with information available concerning past defaults, current conditions and forecasts at the reporting date.

IFRS 9 – Financial Instruments, requires the recognition of 12 month expected credit losses (the portion of lifetime expected credit losses from default events that are expected within 12 months of the reporting date) if credit risk has not significantly increased since initial recognition (stage 1), lifetime expected credit losses for financial instruments for which the credit risk has increased significantly since initial recognition (stage 2) or which are credit impaired (stage 3). There are no material expected credit losses with respect to the Company’s financial instruments held at amortized cost.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices. Market risk consists of interest rate risk, foreign currency risk and other price risk. As at December 31, 2022, the Company is exposed to market risk on its marketable securities. A 10% decrease in the share price of the Company’s marketable securities at December 31, 2022 (Note 10) would have resulted in a $250,000 decrease to the carrying value of the Company’s marketable securities and an increase of the same amount to the Company’s unrealized loss on marketable securities.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations as they become due. The Company’s approach to managing liquidity risk is to ensure that it will have sufficient cash to meet liabilities when due.

The Company manages its liquidity risk by forecasting cash flows from operations and anticipating any investing and financing activities. Management and the Board of Directors are actively involved in the review, planning and approval of significant expenditures and commitments.

4.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (continued)

Liquidity risk (continued)

The undiscounted financial liabilities as of December 31, 2022 will mature as follows:

	Less than 1 year	1-3 years	3-5 years	Greater than 5 years	Total
Accounts payable	$10,209	$—	$—	$—	$10,209
Other liabilities	1,900	750	—	—	2,650
Total	$12,109	$750	$—	$—	$12,859

Other risks

In late February 2022, Russia launched a large-scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, including Canada. In response to the military action by Russia, various countries, including Canada, the United States, the United Kingdom and European Union issued broad-ranging economic sanctions against Russia. Such sanctions (and any future sanctions) and other actions against Russia may adversely impact, among other things, the global economy and various sectors of the economy, including, but not limited to, financials, energy, metals and mining. Accordingly, the actions discussed above and potential for a wider conflict could increase financial market volatility and cause severe negative effects on regional and global economic markets, either in specific sectors or more broadly.

Additionally, global stock markets have also experienced great volatility and significant weakening of certain sectors as concerns over inflation and supply chain challenges from COVID-19 continue. Governments and central banks have responded with monetary and fiscal interventions designed to stabilize economic conditions.

To date, the Company’s operations have not been materially negatively affected by these events, apart from increasing costs. In 2021 and 2022, operations have experienced higher inflation on material inputs. Russia’s military action against Ukraine, as well as the effectiveness of government and central bank responses, remain unclear at this time. It is not possible to reliably estimate the duration of the impact, the severity of the consequences, nor the impact, if any, on the financial position and results of the Company for future periods.